RESTRUCTURING	12 Months Ended
Dec. 31, 2014
Restructuring and Related Activities [Abstract]
Restructuring and Related Activities Disclosure [Text Block]
20.	RESTRUCTURING

The following table provides the activity in the restructuring liability:

	Successor
	As at December 31,
	2014	2013
Balance, beginning of period	$0.7	$0.9
Expensed in period	0.5	1.6
Disbursements	(1.0)	(1.8)
Balance, end of period	0.2	0.7
Classification:
Accounts payable and accrued liabilities (note 14)	0.2	0.7
	$0.2	$0.7

2014
In December 2014, the company announced a restructuring plan to reflect the indefinite curtailment of the Powell River No. 9 paper machine. The indefinite curtailment will result in in a reduction of approximately 40 employees at Powell River and 7 employees at the Surrey Distribution Centre through lay-offs. For the year ended December 31, 2014 the company incurred restructuring costs of $0.5 million.

2013
During the year ended December 31, 2013 the company incurred $1.2 million severance mostly related to a reduction to the size of the executive team. The company also incurred $0.4 million restructuring costs related to the discontinued Snowflake facility which was included in Earnings (loss) from discontinued operations net of tax.